BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS

3.                            BUSINESS COMBINATIONS

For the Group's business expansion, the Company completed the following business combinations during the year ended December 31, 2011:

Acquisition of Shuntong

On July 27, 2011, Chengxin Commercial, a VIE of the Company, acquired 100% of the equity interest in Shuntong from two independent individuals for total cash consideration of RMB43,000. Shuntong has operated an FAW-Mazda automobile dealership located in Beijing, the PRC, since 2009.

Acquisition of Ruitai

On July 4, 2011, Chengxin Commercial and Yuantongqiao Toyota, two VIEs of the Company, acquired 100% of the equity interests in Zhongbaotongda and Boruiyingjie, respectively, for cash consideration of RMB16,000 in total.  Zhongbaotongda and Boruiyingjie each held 30% of the equity interest in Ruitai, which has operated a Honda automobile dealership located in Tianjin, the PRC, since 2008. The remaining 40% equity interest in Ruitai is held by Tianjin Tianwu Automobile Development Co., Ltd. ("Tianwu"). Through Zhongbaotongda and Boruiyingji, the Group indirectly holds 60% equity interest in Ruitai. Prior to the acquisition on July 1, 2011, the Ruitai shareholders passed a resolution to give its board of directors power over the key operating decisions of Ruitai. It was also resolved that Ruitai's board of directors subsequent to the acquisition would consist of seven directors, including four directors assigned by Chengxin Commercial and Yuantongqiao Toyota, and all board resolutions will be passed by a simple majority.  The Group, through Chengxin Commercial and Yuantongqiao Toyota, obtained effective control of Ruitai and accounted for this acquisition as a business combination.

Acquisition of Huizhou FAW-VW

On September 1, 2011, Tuozhan I&C, a VIE of the Company, acquired 100% of the equity interest in Huizhou FAW-VW from two independent individuals for total cash consideration of RMB89,000. Huizhou FAW-VW has operated an FAW-Volkswagen automobile dealership located in Huizhou, Guangdong Province in the PRC, since 2001.

Acquisition of Yuchen

On October 21, 2011, Yuantongqiao Toyota, a VIE of the Company, acquired 50% of the equity interest in Yuchen from two independent individuals (the "transferors") for total cash consideration of RMB28,500. Yuchen has operated a Toyota automobile dealership located in Wenling, Zhejiang Province in the PRC, since 2007.  In the share transfer agreement, the transferors guaranteed Yuantongqiao Toyota's irrevocable control over Yuchen.  It was also agreed that Yuchen's board of directors subsequent to the acquisition would consist of five directors, including three directors assigned by Yuantongqiao, and all board resolutions will be passed by a simple majority.  The Group, through Yuantongqiao, obtained effective control of Yuchen and accounted for this acquisition as a business combination.

The Company completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the acquisition dates:

	Shuntong	Ruitai	Huizhou FAW-VW	Yuchen
	RMB	RMB	RMB	RMB

Total consideration	43,000	16,000	89,000	28,500

Current assets	161,549	58,903	20,680	115,086
Property and equipment	9,469	4,181	12,420	9,039
Intangible assets - customer relationships (Note 11)	3,200	9,100	8,300	10,600
Intangible assets - dealership agreements (Note 11)	26,800	16,500	40,900	21,200
Land use rights	-	-	13,500	-
Total identifiable assets acquired	201,018	88,684	95,800	155,925

Current liabilities	(159,944)	(71,126)	(23,874)	(114,463)
Deferred tax liabilities	(7,694)	(6,400)	(17,101)	(8,424)
Total liabilities assumed	(167,638)	(77,526)	(40,975)	(122,887)

Net identifiable assets acquired	33,380	11,158	54,825	33,038
Goodwill	9,620	14,104	34,175	15,735
Noncontrolling interests	-	(9,262)	-	(20,273)

Net assets acquired	43,000	16,000	89,000	28,500

The valuations used in the purchase price allocation described above were determined by the Group with the assistance of an independent third-party valuation firm.  The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees were all private companies, the fair value estimates of noncontrolling interests were based on significant inputs that market participants would consider, which mainly include (a) discount rates, (b) a projected terminal values based on EBITDA, (c) financial multiples of companies in the same industries and (d) adjustments for lack of control or lack of marketability.

The customer relationships acquired have estimated useful lives of ten years and the dealership agreements acquired have indefinite useful lives.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisitions. Goodwill of RMB9,620, RMB14,104, RMB34,175 and RMB15,735 acquired from Shuntong, Ruitai, Huizhou and Yuchen, respectively, was included in the FAW-Mazda, GAC-Honda, FAW-Volkswagen, and Toyota segments, respectively (Note 27).

The Group recognized RMB400 of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The amount of revenue and net income (loss) of the acquired businesses included in the Company's consolidated statements of comprehensive income (loss) from the acquisition date to December 31, 2011 are summarized as follows:

	Revenue	Net income (loss)
	RMB	RMB

Shuntong	82,914	(697)
Ruitai	119,179	(763)
Huizhou FAW-VW	50,855	1,162
Yuchen	37,655	(1,020)

	290,603	(1,318)